Law Department
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, Indiana 46802

Mary Jo Ardington
Associate General Counsel
Phone: 260-455-3917
MaryJo.Ardington@LFG.com

VIA EDGAR

December 7, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 18 to the Registration Statement
on Form N-4 for Lincoln New York Account N for Variable Annuities of
Lincoln Life & Annuity Company of New York (File No. 333-145531)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln New York Account N for Variable Annuities (the “Account”), we are transmitting for filing under Rule 485(b) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 18 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 215 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed to notify the contractowners of pending fund substitutions. As counsel who reviewed the Amendment, I represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments on the Amendment, please contact me at (260) 455-3917.

Sincerely,
Mary Jo Ardington
Associate General Counsel